Income Taxes, Summary (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
U.S. source gross transportation income tax	$ 98,890	$ 113,915	$ 177,794
Foreign withholding taxes on dividend income	$ 542,765